Variable Interest Entities - Schedule of Assets and Liabilities of Lessor VIEs (Details) - USD ($) $ in Thousands		Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015
Variable Interest Entity [Line Items]
Total assets		$ 4,356,001	$ 4,269,198	$ 4,269,198
Long-term interest bearing debt	[1],[2]	1,030,801	1,344,509
Total liabilities		2,612,069	2,353,019
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Restricted cash and short-term receivables		77,045	35,450
Total assets		77,212	39,068
Short-term interest bearing debt		426,568	408,978
Long-term interest bearing debt - current portion		21,356	15,650
Long-term interest bearing debt		427,062	285,700
Total liabilities		1,089,231	912,053
Variable Interest Entity, Primary Beneficiary | Disposal Group, Held-for-sale, Not Discontinued Operations
Variable Interest Entity [Line Items]
Restricted cash and short-term receivables		167	3,618
Long-term interest bearing debt		214,245	$ 201,725
ICBCL Agreement | Golar Glacier | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Restricted cash and short-term receivables		18,408
Total assets		18,408
Short-term interest bearing debt		40,903
Long-term interest bearing debt - current portion		7,650
Long-term interest bearing debt		132,805
Total liabilities		181,358
ICBCL Agreement | Golar Glacier | Variable Interest Entity, Primary Beneficiary | Disposal Group, Held-for-sale, Not Discontinued Operations
Variable Interest Entity [Line Items]
Restricted cash and short-term receivables		0
Long-term interest bearing debt		0
ICBCL Agreement | Golar Kelvin | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Restricted cash and short-term receivables		25,625
Total assets		25,625
Short-term interest bearing debt		182,540
Long-term interest bearing debt - current portion		0
Long-term interest bearing debt		0
Total liabilities		182,540
ICBCL Agreement | Golar Kelvin | Variable Interest Entity, Primary Beneficiary | Disposal Group, Held-for-sale, Not Discontinued Operations
Variable Interest Entity [Line Items]
Restricted cash and short-term receivables		0
Long-term interest bearing debt		0
ICBCL Agreement | Golar Snow | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Restricted cash and short-term receivables		17,813
Total assets		17,813
Short-term interest bearing debt		31,079
Long-term interest bearing debt - current portion		8,000
Long-term interest bearing debt		142,844
Total liabilities		181,923
ICBCL Agreement | Golar Snow | Variable Interest Entity, Primary Beneficiary | Disposal Group, Held-for-sale, Not Discontinued Operations
Variable Interest Entity [Line Items]
Restricted cash and short-term receivables		0
Long-term interest bearing debt		0
ICBCL Agreement | Golar Ice | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Restricted cash and short-term receivables		11,380
Total assets		11,380
Short-term interest bearing debt		172,046
Long-term interest bearing debt - current portion		0
Long-term interest bearing debt		0
Total liabilities		172,046
ICBCL Agreement | Golar Ice | Variable Interest Entity, Primary Beneficiary | Disposal Group, Held-for-sale, Not Discontinued Operations
Variable Interest Entity [Line Items]
Restricted cash and short-term receivables		0
Long-term interest bearing debt		0
CMBL Agreement | Golar Tundra | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Restricted cash and short-term receivables		0
Total assets		167
Short-term interest bearing debt		0
Long-term interest bearing debt - current portion		0
Long-term interest bearing debt		0
Total liabilities		214,245
CMBL Agreement | Golar Tundra | Variable Interest Entity, Primary Beneficiary | Disposal Group, Held-for-sale, Not Discontinued Operations
Variable Interest Entity [Line Items]
Restricted cash and short-term receivables		167
Long-term interest bearing debt		214,245
CCBFL Agreement | Golar Seal | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Restricted cash and short-term receivables		3,819
Total assets		3,819
Short-term interest bearing debt		0
Long-term interest bearing debt - current portion		5,706
Long-term interest bearing debt		151,413
Total liabilities		157,119
CCBFL Agreement | Golar Seal | Variable Interest Entity, Primary Beneficiary | Disposal Group, Held-for-sale, Not Discontinued Operations
Variable Interest Entity [Line Items]
Restricted cash and short-term receivables		0
Long-term interest bearing debt		$ 0

[1]	Following the adoption of the amendments to ASC 835, deferred charges have been re-classified as a direct deduction to the related debt as of June 30, 2016 and December 31, 2015.
[2]	Included within restricted cash and short-term receivables, debt balances and assets and liabilities held-for-sale are amounts relating to certain lessor entities (for which legal ownership resides with financial institutions) that we are required to consolidate under US GAAP into our financial statements as variable interest entities (see note 8).